Significant mergers and acquisitions, investments and dispositions	12 Months Ended
Mar. 31, 2026
Significant mergers and acquisitions and investments
Significant mergers and acquisitions, investments and dispositions
4.
Significant mergers and acquisitions, investments and dispositions
(a)
Acquisitions

Acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Net assets (liabilities)	28	(461)	406
Identifiable intangible assets	602	1,544	408
Deferred tax assets	—	1	27
Deferred tax liabilities	(199)	(382)	(64)
	431	702	777
Noncontrolling interests and mezzanine equity	(98)	(587)	(824)
Net identifiable assets (liabilities)	333	115	(47)
Goodwill	1,782	4,899	2,297
Total purchase consideration	2,115	5,014	2,250
Fair value of previously held equity interests	—	(1,555)	(731)
Purchase consideration settled	(2,038)	(1,564)	(1,456)
Deferred consideration as of year end	77	1,895	63

Total purchase consideration is comprised of:
- cash consideration	2,115	2,549	1,519
- fair value of previously held equity interests	—	1,555	731
- others	—	910	—
	2,115	5,014	2,250

In relation to the revaluation of previously held equity interests, the Company recognized nil, a gain of RMB628 million, and a loss of RMB99 million in the consolidated income statements for the years ended March 31, 2024, 2025 and 2026, respectively, for the acquisitions that constitute business combinations.

Pro forma results of operations for these acquisitions have not been presented because the effects of these acquisitions are not material to the consolidated income statements for the year ended March 31, 2024, 2025 and 2026, either individually or in aggregate.

4.
Significant mergers and acquisitions, investments and dispositions (Continued)
(b)
Disposal of Trendyol GO

In May 2025, the Company entered into a sale and purchase agreement to sell 85% of the equity interest in Trendyol GO, a wholly-owned subsidiary of Trendyol that operates local service business in Türkiye. The cash consideration to the Company from the disposal is approximately US$0.7 billion (RMB5 billion).

The disposal of Trendyol GO was completed during the year ended March 31, 2026 and a gain arising from the disposal of approximately RMB6 billion was recorded in interest and investment income, net in the consolidated income statements for the year ended March 31, 2026, primarily taking into consideration of (i) the cash considerations, (ii) the carrying values of the net assets of Trendyol GO, and (iii) the fair value of the 15% retained equity interest in Trendyol GO.

(c)
Disposal of Sun Art Retail Group Limited (“Sun Art”)

In December 2024, the Company entered into a sale and purchase agreement to sell all of the equity interest in Sun Art held by the Company, representing approximately 73.66% of the total number of the ordinary shares of Sun Art in issue. Pursuant to the sale and purchase agreement, the Company was entitled to receive approximately HK$9,698 million (RMB9,054 million), which comprised of (i) cash considerations of approximately HK$6,465 million (RMB6,032 million), and (ii) deferred cash considerations of approximately HK$3,233 million (RMB3,022 million). Interest shall be payable in connection with the deferred cash considerations, consisting of (i) base interest, accrued at 4.80% per annum, compounded annually, and (ii) the variable interest of maximum HK$873 million, in the event that the 2027/2028 average adjusted EBITDA of Sun Art is higher than or equal to the adjusted EBITDA high limit of RMB4,400 million. The deferred cash considerations and accrued base interest are to be settled in May 2028, subject to the purchaser’s early repayment option, while the variable interest will be settled in June 2028.

The sale of Sun Art was completed in the year ended March 31, 2025 and a loss on disposal of RMB13,123 million was recorded in interest and investment income, net in the consolidated income statements for the year ended March 31, 2025, taking into consideration of (i) the cash considerations and estimated fair value of the deferred cash considerations, and (ii) the carrying values of the net assets of Sun Art and the noncontrolling interests in Sun Art.

(d)
Disposal of Intime Retail (Group) Company Limited (“Intime”)

In December 2024, the Company together with another minority shareholder agreed to sell 100% of the equity interest in Intime to a consortium of purchasers. The Company held approximately 99% of the equity interest in Intime. The cash consideration to the Company from the sale of Intime is approximately RMB7.4 billion.

The sale of Intime was substantially completed as of March 31, 2025 and losses arising from the disposal of RMB8,515 million was recorded in interest and investment income, net in the consolidated income statements for the year ended March 31, 2025, taking into consideration of (i) the applicable considerations, and (ii) the applicable carrying values of the net assets of Intime and the applicable noncontrolling interests in Intime. As of March 31, 2025, the carrying values of total assets of RMB5,330 million and total liabilities of RMB4,349 million relating to the sale of Intime remained in the Company's consolidated balance sheets were included in prepayments, receivables and other assets and accrued expenses, accounts payable and other liabilities, respectively. The sale of Intime was fully completed during the year ended March 31, 2026.

(e)
Investment in Moonshot AI Ltd (“Moonshot”)

Moonshot is an artificial intelligence company in the PRC. During the year ended March 31, 2024, the Company invested a total of approximately US$0.8 billion (approximately RMB5.9 billion) for an approximately 36% equity interest. The investment in preferred stocks of Moonshot is accounted for using the measurement alternative.

4.
Significant mergers and acquisitions, investments and dispositions (Continued)
(f)
Investment in Ant Group Co., Ltd. (“Ant Group”)

Ant Group provides comprehensive digital payment services and facilitates digital financial and value-added services for consumers and merchants, in China and across the world. In September 2019, following the satisfaction of the closing conditions, the Company received the 33% equity interest in Ant Group pursuant to the share and asset purchase agreement as amended from time to time (the “SAPA”).

The Company accounts for its equity interest in Ant Group under the equity method. Upon the completion, the Company recorded the 33% equity interest in Ant Group with a carrying value amounting to RMB90.7 billion in investments in equity method investees. The difference between the carrying value of the 33% equity interest in Ant Group and the Company’s share of the carrying value of Ant Group’s net assets upon completion is a basis difference, which mainly represents the fair value adjustments of amortizable intangible assets and equity investments. These adjustments amounted to RMB24.5 billion and RMB5.3 billion, respectively, both of which were net of their corresponding tax effects.

Subsequent to the receipt of the equity interest in Ant Group, the proportionate share of results of Ant Group, adjusted for the effects of the basis difference as described above, is recorded in share of results of equity method investees in the consolidated income statements on a one quarter in arrears basis. Following the receipt of equity interest in Ant Group, the Company has pre-emptive rights to participate in other issuances of equity securities by Ant Group and certain of its affiliates prior to the time of Ant Group meeting certain minimum criteria for a qualified IPO set forth in the SAPA. These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company holds in Ant Group immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights, the Company is also entitled to receive certain payments from Ant Group, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the SAPA, in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution.

During the quarter ended September 30, 2023, Ant Group repurchased approximately 7% equity interest from its existing shareholders and the shares repurchased were allocated to the employee incentive plans of Ant Group. The number of shares held by the Company in Ant Group remains unchanged from legal perspective, and the Company’s equity interest in Ant Group on a fully diluted basis remains unchanged at 33%.

For accounting purposes, the Company will take into consideration a proportionate share of equity interest held by the employee incentive plans of Ant Group to account for its share of results from its investment in Ant Group, subject to dilution as the equity interest under the employee incentive plans of Ant Group is transferred out. During the years ended March 31, 2024, 2025 and 2026, there was no material change in the equity interest held by the employee incentive plans of Ant Group. While the Company’s carrying value of the investment in Ant Group remain unchanged upon completion, the transactions result in additional basis difference of RMB5.6 billion upon completion, which was mainly allocated to amortizable intangible assets of RMB1.7 billion with a weighted average amortization period of 7 years, goodwill of RMB3.9 billion, equity investments of RMB0.5 billion and deferred tax liabilities of RMB0.5 billion.